Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 1,427,248	$ 1,447,166
Short-term bank deposits	2,711,422	3,058,691
Sundry debtors	125,033	95,058
VAT and other taxes receivable	1,172,101	843,926
Advanced payments	72,927	70,925
Inventories	4,217,417	3,038,373
Total current assets	9,726,148	8,554,139
NON-CURRENT ASSETS:
Guarantee deposits	109,096	72,652
VAT receivable	333,607	174,936
Property, furniture, equipment, and lease-hold improvements - Net (Note 10)	9,348,874	6,455,625
Right-of-use assets - Net	10,305,131	7,028,346
Intangible assets - Net	27,819	6,790
Deferred income tax	675,504	484,325
Total non-current assets	20,800,031	14,222,674
Total assets	30,526,179	22,776,813
CURRENT LIABILITIES:
Suppliers	11,428,037	8,835,875
Accounts payable and accrued expenses	536,792	341,828
Income tax payable	41,624	74,642
Bonus payable to related parties	102,988	58,702
Short-term debt	2,107,044	926,765
Lease liabilities	1,118,382	750,127
Employees' statutory profit sharing payable	267,423	199,477
Total current liabilities	15,602,290	11,187,416
NON-CURRENT LIABILITIES:
Long-term debt	141,907	106,693
Lease liabilities	10,612,062	7,415,363
Employee benefits	44,487	32,559
Total non-current liabilities	10,798,456	7,554,615
Total liabilities	26,400,746	18,742,031
STOCKHOLDERS' EQUITY:
Capital Stock	9,325,356	8,283,347
Reserve for share-based payments	3,263,057	1,374,844
Cumulative losses	(8,462,980)	(5,623,409)
Total stockholders' equity	4,125,433	4,034,782
Total liabilities and stockholders' equity	$ 30,526,179	$ 22,776,813